Pension and OPEB Plans (Schedule of Estimated Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2024 USD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2025	$ 188
2026	192
2027	193
2028	193
2029	192
2030-34	926
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2025	46
2026	47
2027	48
2028	49
2029	49
2030-34	$ 242